Parent Company Only Condensed Financial Information (Details) - Condensed statements of operations and comprehensive loss - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Selling and marketing expenses	¥ (3,472)	$ (503)	¥ (6,380)	¥ (3,922)
Research and development expenses	(5,196)	(753)	(8,893)	(4,800)
General and administrative expenses	(45,233)	(6,558)	(48,328)	(33,499)
Loss from operations	(53,901)	(7,814)	(63,601)	(42,221)
Interest expense, net	(33)	(5)	(3,737)	(393)
Other (expense) income, net	(823)	(119)	214	(692)
Change in fair value of convertible debt	144	21	(9,073)	6,630
Share of losses of subsidiaries	(47,280)	(6,855)	(42,498)	(43,799)
Loss before income taxes and net loss	(101,893)	(14,772)	(118,695)	(80,475)
— Fair value change relating to Company’s own credit risk on convertible loan				(108)
— Foreign currency translation adjustment	(269)	(39)	(263)	2,793
Total comprehensive loss	¥ (102,162)	$ (14,811)	¥ (118,958)	¥ (77,790)